UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/11

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Walthausen & Co., LLC
Address:  9 Executive Park Drive, Suite B
	  Clifton Park, NY 12065




13F File Number:  28-13672


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Hodge
Title:     Chief Compliance officer
Phone:     (518) 348-7217


Signature, Place, and Date of Signing:

Mark Hodge   Clifton Park, NY      November 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:  78

Form13F Information Table Value Total: $467,025
				      (thousands)

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

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

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAON Inc                                        000360206     4499   285638 SH       Sole                   231128             54510
Altisource Portfolio Solutions                  L0175J104     8098   228835 SH       Sole                   183454             45381
American Reprographics Company                  029263100     1722   512460 SH       Sole                   423660             88800
Asta Funding Inc                                046220109     4076   502605 SH       Sole                   424176             78429
Atrion Corp                                     049904105     1981     9550 SH       Sole                     7890              1660
Baldwin And Lyons Inc Cl B                      057755209     1300    60824 SH       Sole                    48233             12591
Ballantyne Strong Inc                           058516105      471   152819 SH       Sole                   152819
Brigham Exploration Co                          109178103     5589   221160 SH       Sole                   182394             38766
Bryn Mawr Bank Corp                             117665109     6402   386340 SH       Sole                   317198             69142
CAI International Inc                           12477X106     4093   349236 SH       Sole                   288889             60347
CSS Industries Inc                              125906107     4732   283670 SH       Sole                   226710             56960
CTS Corp                                        126501105     2070   254640 SH       Sole                   198090             56550
CVB Financial Corp                              126600105     7487   973645 SH       Sole                   811815            161830
Cabela's Inc                                    126804301     5356   261380 SH       Sole                   212625             48755
Cambrex Corp                                    132011107     1009   200252 SH       Sole                   165002             35250
Carter's Inc                                    146229109     7504   245725 SH       Sole                   202390             43335
Columbia Banking Systems Inc                    197236102     8011   559405 SH       Sole                   466062             93343
Community Bank Systems Inc                      203607106     9099   401025 SH       Sole                   345678             55347
DDI Corp                                        233162502     6563   906470 SH       Sole                   750380            156090
Drew Industries Inc                             26168L205     6639   332275 SH       Sole                   277721             54554
Electronics For Imaging Inc                     286082102     7082   525791 SH       Sole                   435784             90007
Enersys                                         29275Y102     3380   168830 SH       Sole                   139560             29270
First Bancorp N.C.                              318910106     1728   172140 SH       Sole                   143977             28163
First Financial Bankshares                      32020R109     7190   274850 SH       Sole                   228945             45905
Flower Foods Inc                                343498101     8580   440910 SH       Sole                   357094             83816
GT Advanced Technologies Inc                    36191U106     4104   584675 SH       Sole                   482060            102615
Georesources Inc                                372476101     4881   274370 SH       Sole                   227180             47190
Global Power Equipment Group I                  37941P306     8662   372235 SH       Sole                   308035             64200
Gulfport Energy Corp                            402635304     7157   295995 SH       Sole                   245127             50868
Hancock Holding Company                         410120109     7549   281580 SH       Sole                   231700             49880
Helen of Troy Ltd                               G4388N106     6877   273770 SH       Sole                   226480             47290
Hexcel Corp                                     428291108    12876   581050 SH       Sole                   483710             97340
Hill-Rom Holdings Inc                           431475102     7692   256220 SH       Sole                   211527             44693
IEC Electronics Corp                            44949L105     1474   290187 SH       Sole                   245198             44989
Interval Leisure Group Inc                      46113M108     2912   218630 SH       Sole                   180543             38087
John Bean Technologies Corp                     477839104     7570   530840 SH       Sole                   438750             92090
Kapstone Paper & Packaging Cor                  48562P103     4920   354225 SH       Sole                   287422             66803
Knoll Inc                                       498904200     5103   372500 SH       Sole                   307558             64942
Lender Processing Services Inc                  52602E102     7001   511420 SH       Sole                   425570             85850
Lifetime Brands Inc                             53222Q103     3746   388561 SH       Sole                   312104             76457
Lydall Inc                                      550819106     5166   580425 SH       Sole                   463748            116677
M/I Homes Inc                                   55305B101     4607   766496 SH       Sole                   636626            129870
Magellan Health Services Inc                    559079207     9223   190960 SH       Sole                   147810             43150
McGrath Rentcorp                                580589109     8277   347925 SH       Sole                   287231             60694
Mercer Int'l Inc                                588056101     2689   395390 SH       Sole                   326530             68860
Miller Industries Inc                           600551204     3161   182210 SH       Sole                   149914             32296
Myers Industries Inc                            628464109     3462   341040 SH       Sole                   282120             58920
Nacco Industries Inc                            629579103     6378   100600 SH       Sole                    83910             16690
National Western Life Insuranc                  638522102     6674    49255 SH       Sole                    41306              7949
Northern Oil and Gas Inc                        665531109     7798   402175 SH       Sole                   323455             78720
Ocwen Financial Corp                            675746309    17919  1356440 SH       Sole                  1118203            238237
Omnova Solutions Inc                            682129101     4022  1123450 SH       Sole                   901193            222257
Overhill Farms Inc                              690212105     1102   297818 SH       Sole                   242921             54897
Park National Corp                              700658107     5524   104465 SH       Sole                    85580             18885
Pep Boys Manny Moe & Jack                       713278109    16011  1622195 SH       Sole                  1312571            309624
Pier 1 Imports Inc                              720279108     5027   513960 SH       Sole                   424970             88990
Platinum Underwriters Holdings                  G7127P100     5841   189935 SH       Sole                   159105             30830
Polyone Corp                                    73179P106     7041   657460 SH       Sole                   546220            111240
Power-One Inc                                   73930R102     5373  1193900 SH       Sole                   985500            208400
Primerica Inc                                   74164M108    13653   633235 SH       Sole                   532705            100530
RLI Corp                                        749607107     8933   140495 SH       Sole                   118090             22405
RTI International Metals Inc                    74973W107     8335   357400 SH       Sole                   296560             60840
Rent-A-Center Inc                               76009N100    10375   377950 SH       Sole                   311486             66464
Rubicon Technology Inc                          78112T107      776    70976 SH       Sole                    70976
Sally Beauty Holdings Inc                       79546E104     9555   575600 SH       Sole                   467134            108466
Sauer Danfoss Inc                               804137107     5609   194100 SH       Sole                   160020             34080
Schawk Inc                                      806373106     1785   180808 SH       Sole                   149088             31720
School Specialty Inc                            807863105     3882   544411 SH       Sole                   449421             94990
Solutia Inc                                     834376501     6756   525720 SH       Sole                   434245             91475
Standex Int'l Corp                              854231107    12661   406715 SH       Sole                   334802             71913
Sterling Bancorp                                859158107     2063   284095 SH       Sole                   233505             50590
Suffolk Bancorp                                 864739107     1128   135586 SH       Sole                   113486             22100
Synnex Corp                                     87162W100     6474   247110 SH       Sole                   198670             48440
Universal Technical Institute                   913915104     6655   489725 SH       Sole                   399740             89985
Vishay Intertechnology Inc                      928298108    14119  1688885 SH       Sole                  1392684            296201
West Pharmaceuticals Services                   955306105     3466    93410 SH       Sole                    77135             16275
Whiting Petroleum Corp                          966387102     5068   144480 SH       Sole                   122512             21968
Xerium Technologies Inc                         98416J118     3255   310872 SH       Sole                   257818             53054

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